Pension and Non-pension Post-employment Benefit Plans - Schedule of Non-pension Post-employment Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Plan contributions	$ 14.3	$ 16.4	$ 17.7
Estimated contribution	14.0
Defined Contribution Plan
Disclosure of defined benefit plans [line items]
Plan contributions	12.7	12.3	11.6
Estimated contribution	12.7
Other benefit plans
Disclosure of defined benefit plans [line items]
Plan contributions	5.4	3.2	3.6
Estimated contribution	4.6
Pension Plan
Disclosure of defined benefit plans [line items]
Plan contributions	1.6	$ 4.1	$ 6.1
Estimated contribution	$ 1.3